Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB GLOBAL RISK ALLOCATION FUND, INC.
Entity Central Index Key	0000069752
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000027570
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Advisor Class
Trading Symbol	CBSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBSYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%	[1]
AssetsNet	$ 166,728,019
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 449,784
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$166,728,019
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$449,784

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Funds and Investment Trusts	34.6%
Governments - Treasuries	9.0%
Inflation-Linked Securities	7.2%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.3%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	36.9%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.8%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,589,156	18.9%
iShares Core MSCI Europe ETF	$13,709,448	8.2%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,655,963	8.2%
iShares Core MSCI Emerging Markets ETF	$8,670,864	5.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,668,732	4.6%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$5,031,297	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,323,737	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,778,896	2.3%
Canadian Government Bond, 3.50%, due 12/01/57	$1,406,354	0.8%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 07/17/26	$430,050	0.3%
Total	$90,264,497	54.1%

Material Fund Change [Text Block]
C000027567
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class A
Trading Symbol	CABNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABNX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%	[2]
AssetsNet	$ 166,728,019
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 449,784
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$166,728,019
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$449,784

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Funds and Investment Trusts	34.6%
Governments - Treasuries	9.0%
Inflation-Linked Securities	7.2%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.3%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	36.9%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.8%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,589,156	18.9%
iShares Core MSCI Europe ETF	$13,709,448	8.2%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,655,963	8.2%
iShares Core MSCI Emerging Markets ETF	$8,670,864	5.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,668,732	4.6%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$5,031,297	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,323,737	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,778,896	2.3%
Canadian Government Bond, 3.50%, due 12/01/57	$1,406,354	0.8%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 07/17/26	$430,050	0.3%
Total	$90,264,497	54.1%

Material Fund Change [Text Block]
C000027569
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class C
Trading Symbol	CBACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CBACX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.09%	[3]
AssetsNet	$ 166,728,019
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 449,784
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$166,728,019
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$449,784

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Funds and Investment Trusts	34.6%
Governments - Treasuries	9.0%
Inflation-Linked Securities	7.2%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.3%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	36.9%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.8%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,589,156	18.9%
iShares Core MSCI Europe ETF	$13,709,448	8.2%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,655,963	8.2%
iShares Core MSCI Emerging Markets ETF	$8,670,864	5.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,668,732	4.6%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$5,031,297	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,323,737	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,778,896	2.3%
Canadian Government Bond, 3.50%, due 12/01/57	$1,406,354	0.8%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 07/17/26	$430,050	0.3%
Total	$90,264,497	54.1%

Material Fund Change [Text Block]
C000027573
Shareholder Report [Line Items]
Fund Name	AB Global Risk Allocation Fund
Class Name	Class I
Trading Symbol	CABIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CABIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[4]
AssetsNet	$ 166,728,019
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 449,784
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$166,728,019
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net)	$449,784

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Funds and Investment Trusts	34.6%
Governments - Treasuries	9.0%
Inflation-Linked Securities	7.2%
Emerging Markets - Treasuries	3.0%
Options on Equity Indices	0.3%
Financials	0.0%
Energy	0.0%
Warrants	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	36.9%
United Kingdom	8.2%
Multinational	5.2%
Brazil	3.0%
Canada	0.8%
Netherlands	0.0%
Australia	0.0%
Short-Term Investments	47.9%
Other assets less liabilities	-2.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$31,589,156	18.9%
iShares Core MSCI Europe ETF	$13,709,448	8.2%
United Kingdom Gilt, 4.75%, due 12/07/30	$13,655,963	8.2%
iShares Core MSCI Emerging Markets ETF	$8,670,864	5.2%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,668,732	4.6%
Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/35	$5,031,297	3.0%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$4,323,737	2.6%
iShares MSCI Emerging Markets ex China ETF	$3,778,896	2.3%
Canadian Government Bond, 3.50%, due 12/01/57	$1,406,354	0.8%
Purchased Options - Puts, S&P 500 Index, USD 7450.00, due 07/17/26	$430,050	0.3%
Total	$90,264,497	54.1%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized